[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

(212) 318-6739 amyrosenberg@paulhastings.com
July 8, 2008	43432.00295

VIA EDGAR AND FACSIMILE

Ms. Stacie D. Gorman
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Capital Trust, Inc. Registration Statement on Form S-3 (File No. 333-151331)

Dear Ms. Gorman:

On Friday, May 30, 2008, Capital Trust, Inc. (the “Company”) filed with the Securities and Exchange Commission (the “Commission”) a Registration Statement on Form S-3 (the “Original Filing”), together with all of the Exhibits thereto, via EDGAR.  On Thursday, July 3, 2008, the Company filed with the Commission Amendment No.1 to the Registration Statement on Form S-3 (together with the Original Filing, the “Registration Statement”), together with all of the Exhibits thereto, via EDGAR.  Enclosed please find the Company’s acceleration request letter, by which the Company requests that the Registration Statement be declared effective as of Thursday, July 10, 2008.

If you anticipate any problems in connection with the Company’s request to accelerate effectiveness of the Registration Statement to this Thursday, July 10, 2008, please call me at (212) 318-6739 or Michael L. Zuppone at (212) 318-6906.

Very truly yours,

/s/ Amy L. Rosenberg
Amy L. Rosenberg, Esq.
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

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